Trade payables and other current liabilities (Tables)	3 Months Ended
Mar. 31, 2019
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of March 31, 2019 and December 31, 2018 are as follows:

	Balance as of March 31,	Balance as of December 31,
	2019	2018
	($ in thousands)
Trade accounts payable	71,367	109,430
Down payments from clients	6,249	6,289
Liberty (see Note 16)	37,119	37,119
Other accounts payable	36,728	39,195
Total	151,463	192,033